Income tax benefit (expense) - Effective income tax rate reconciliation (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020		Dec. 31, 2019
Reconciliation of accounting profit multiplied by applicable tax rates [abstract]
Profit (loss) before tax	$ (339,204)	$ 475,182		$ 112,832
Tax at domestic rate	84,801	(118,796)		(33,376)
Tax exempt profit / loss	4,541	241		317
Tax adjustments for previous years	436	0		34
Loss for which no DTA has been recognized	27	(61)		(26)
Non-deductible expenses	(188)	(482)		(538)
Use of previously unrecognized tax losses and tax credits	4,101	267		4,066
Effect of Tonnage Tax regime	(84,881)	115,174		24,534
Effect of share of profit of equity-accounted investees	5,649	2,613		2,482
Effects of tax regimes in foreign jurisdictions	(14,059)	(900)		1,905
Total tax benefit/(expense)	$ 427	$ (1,944)	[1]	$ (602)	[1]
Reconciliation of average effective tax rate and applicable tax rate [abstract]
Tax at domestic rate (as a percent)	(25.00%)	(25.00%)		(29.58%)
Total taxes (as a percent)	(0.13%)	(0.41%)		(0.53%)
Tonnage tax expense	$ 3,346	$ 3,459		$ 1,313

[1]	In order to improve the relevancy of the accounting information of the income statement, the Company reclassified certain cost elements without impact on the profit (loss) for the period. These changes have been adopted in 2021 to improve comparability within the sector. They have been applied retrospectively and comparative information has been revised. Please refer to Note 1.6 for further details.